Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about revenue [Table Text Block]
		Year ended
		December 31,
	2017	2016
Copper	$925,074	$835,470
Zinc	352,941	236,971
Gold	130,837	119,792
Silver	45,793	52,108
Other	13,974	2,719
	1,468,619	1,247,060
Treatment and refining charges	(106,066)	(118,382)

	$1,362,553	$1,128,678

Disclosure of depreciation and amortization expense [Table Text Block]
		Year ended
		December 31,
	2017	2016
Cost of sales	$292,880	$298,630
Selling and administrative expenses	355	504

	$293,235	$299,134

Disclosure of detailed information about share-based payment expenses (recoveries) [Table Text Block]
	Cash-settled		Total share-based
	RSUs	DSUs	payment expense
Year ended December 31, 2017
Cost of sales	$1,946	$-	$1,946
Selling and administrative expenses	9,667	2,982	12,649
Other operating expenses	1,324	-	1,324

	$12,937	$2,982	$15,919
Year ended December 31, 2016
Cost of sales	$860	$-	$860
Selling and administrative expenses	6,452	2,111	8,563
Other operating expenses	464	-	464

	$7,776	$2,111	$9,887

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended
	December 31,
	2017	2016
Current employee benefits	$147,760	$136,299
Profit-sharing plan expense	19,757	5,064
Share-based payments (notes 5c, 18, 23)
Cash-settled restricted share units	12,937	7,776
Cash-settled deferred share units	2,982	2,111
Employee share purchase plan	1,328	1,303
Post-employment pension benefits
Defined benefit plans	10,132	12,121
Defined contribution plans	2,443	1,061
Past service costs	10,442	-
Other post-retirement employee benefits	7,250	7,406
Termination benefits	419	1,810

	$215,450	$174,951

Disclosure of other operating expense [Table Text Block]
		Year ended
		December 31,
	2017	2016
Regional costs	$4,308	$4,388
Constancia insurance recovery	(12,857)	-
Realized gain on contingent consideration of Balmat	(6,400)
Other expenses	2,509	6,198

	$(12,440)	$10,586

Disclosure of finance cost (income) [Table Text Block]
		Year ended
		December 31,
	2017	2016
Finance income	$(2,849)	$(2,792)
Finance expense
Interest expense on long-term debt	87,819	108,767
Accretion on financial liabilities at amortized cost	1,302	1,316
Unwinding of discounts on provisions	4,159	2,586
Tender premium on 9.50% senior unsecured notes	-	47,718
Withholding taxes	9,641	10,083
Other finance expense	13,256	11,306
	116,177	181,776
Interest capitalized	(13,149)	(14,705)
	103,028	167,071
Other finance losses (gains)
Net foreign exchange loss (gain)	15,772	(489)
Change in fair value of financial assets and liabilities at fair value through profit or loss:
Hudbay warrants	(1,051)	2,111
Embedded derivatives	1,790	(1,238)
Investments classified as held-for-trading	(80)	(119)
Reclassified from other comprehensive income on disposal of available-for-sale investments	(89)	(1,475)
Reclassified from other comprehensive income on impairment of available-for-sale investments	2,059	1,102
	18,401	(108)

Net finance expense	$118,580	$164,171

Disclosure of detailed information about impairment loss by segment [Table Text Block]
Manitoba
Pre-tax impairment to:
Property, plant & equipment (note 11)	$11,320
Tax impact - (recovery)	(3,849)

After-tax impairment charge	$7,471